Subsidiary Guarantor Information - Supplemental Statement of Comprehensive Income (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Supplemental information [line items]
Total revenues		$ 1,716,241,677	$ 2,378,002,959	$ 1,490,655,379
Services income	$ 218,410	3,695,941	5,385,350	4,973,241
Total revenues	101,639,145	1,719,937,618	2,383,388,309	1,495,628,620
(Impairment) of wells, pipelines, properties, plant and equipment		(28,797,518)	(83,538,021)	(1,210,595)
Cost of sales	81,590,461	1,380,673,789	1,698,563,022	1,066,650,702
Gross income (loss)	18,346,904	310,466,311	601,287,266	427,767,323
Total general expenses		185,908,764	170,184,102	165,470,861
Other income (loss), net		(1,606,181)	14,355,520	(33,368,630)
Operating income	7,265,771	122,951,366	445,458,684	228,927,832
Financing cost, net		(133,288,778)	(155,318,866)	(160,889,106)
Foreign exchange income (loss), net		238,079,042	129,690,090	(45,675,050)
Profit (loss) sharing in joint ventures and associates	24,188	409,315	349,401	(3,088,107)
(Impairment) of joint ventures	0	0	0	(6,703,324)
Income before duties, taxes and other	13,482,505	228,150,945	420,179,309	12,572,245
Total taxes, duties and other		219,999,281	320,180,839	307,348,122
Net income (loss)	481,719	8,151,664	99,998,470	(294,775,877)
Total other comprehensive results	(3,482,057)	(58,923,372)	89,873,371	213,147,995
Total comprehensive income (loss)	$ (3,000,338)	(50,771,708)	189,871,841	(81,627,882)
Eliminations
Supplemental information [line items]
Total revenues		(1,390,763,266)	(1,922,252,125)	(1,062,139,493)
Services income		(220,121,042)	(189,346,848)	(183,842,075)
Total revenues		(1,610,884,308)	(2,111,598,973)	(1,245,981,568)
Cost of sales		(1,509,793,447)	(2,030,684,206)	(1,164,716,250)
Gross income (loss)		(101,090,861)	(80,914,767)	(81,265,318)
Total general expenses		(101,039,204)	(80,733,408)	(81,234,555)
Other income (loss), net		55,023	286,735	(19,492)
Operating income		3,366	105,376	(50,255)
Financing cost, net		(3,367)	(105,376)	50,252
Profit (loss) sharing in joint ventures and associates		(103,529,823)	(213,987,481)	256,787,168
Income before duties, taxes and other		(103,529,824)	(213,987,481)	256,787,165
Net income (loss)		(103,529,824)	(213,987,481)	256,787,165
Total comprehensive income (loss)		(103,529,824)	(213,987,481)	256,787,165
Petróleos Mexicanos
Supplemental information [line items]
Services income		96,620,468	80,180,636	83,783,182
Total revenues		96,620,468	80,180,636	83,783,182
Cost of sales		1,269,012	1,188,124	939,331
Gross income (loss)		95,351,456	78,992,512	82,843,851
Total general expenses		83,593,412	75,149,492	77,055,697
Other income (loss), net		757,110	136,297	2,985,438
Operating income		12,515,154	3,979,317	8,773,592
Financing cost, net		(64,364,068)	(53,015,543)	(54,245,927)
Foreign exchange income (loss), net		(11,196,911)	(2,577,191)	(5,185,616)
Profit (loss) sharing in joint ventures and associates		68,641,910	149,613,112	(246,891,433)
Income before duties, taxes and other		5,596,085	97,999,695	(297,549,384)
Total taxes, duties and other		(2,510,630)	(2,412,355)	(3,017,215)
Net income (loss)		8,106,715	100,412,050	(294,532,169)
Total other comprehensive results		(1,088,673)	27,263,372	44,225,180
Total comprehensive income (loss)		7,018,042	127,675,422	(250,306,989)
Subsidiary guarantors
Supplemental information [line items]
Total revenues		1,929,682,164	2,801,812,884	1,815,602,641
Services income		103,803,336	97,771,725	93,096,004
Total revenues		2,033,485,500	2,899,584,609	1,908,698,645
(Impairment) of wells, pipelines, properties, plant and equipment		(28,534,696)	(83,932,377)	(751,469)
Cost of sales		1,726,608,659	2,254,594,197	1,502,101,853
Gross income (loss)		278,342,145	561,058,035	405,845,323
Total general expenses		190,053,945	163,600,068	160,027,365
Other income (loss), net		(3,324,062)	(617,947)	(37,344,472)
Operating income		84,964,138	396,840,020	208,473,486
Financing cost, net		(63,037,727)	(95,270,023)	(102,785,773)
Foreign exchange income (loss), net		244,756,587	131,349,483	(39,529,621)
Profit (loss) sharing in joint ventures and associates		72,937	(1,982,658)	(2,353,222)
Income before duties, taxes and other		266,755,935	430,936,822	63,804,870
Total taxes, duties and other		220,521,837	321,846,221	308,071,088
Net income (loss)		46,234,098	109,090,601	(244,266,218)
Total other comprehensive results		(3,989,701)	96,178,950	161,981,238
Total comprehensive income (loss)		42,244,397	205,269,551	(82,284,980)
Non-guarantor subsidiaries
Supplemental information [line items]
Total revenues		1,177,322,779	1,498,442,200	737,192,231
Services income		23,393,179	16,779,837	11,936,130
Total revenues		1,200,715,958	1,515,222,037	749,128,361
(Impairment) of wells, pipelines, properties, plant and equipment		(262,822)	394,356	(459,126)
Cost of sales		1,162,589,565	1,473,464,907	728,325,768
Gross income (loss)		37,863,571	42,151,486	20,343,467
Total general expenses		13,300,611	12,167,950	9,622,354
Other income (loss), net		905,748	14,550,435	1,009,896
Operating income		25,468,708	44,533,971	11,731,009
Financing cost, net		(5,883,616)	(6,927,924)	(3,907,658)
Foreign exchange income (loss), net		4,519,366	917,798	(959,813)
Profit (loss) sharing in joint ventures and associates		35,224,291	66,706,428	(10,630,620)
(Impairment) of joint ventures				(6,703,324)
Income before duties, taxes and other		59,328,749	105,230,273	(10,470,406)
Total taxes, duties and other		1,988,074	746,973	2,294,249
Net income (loss)		57,340,675	104,483,300	(12,764,655)
Total other comprehensive results		(53,844,998)	(33,568,951)	6,941,577
Total comprehensive income (loss)		$ 3,495,677	$ 70,914,349	$ (5,823,078)